Risk Management (Details) - Schedule of NRFF impact on accrual book for next 12-months $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Most Adverse Stress Scenario 12-Month Revenue Accrual Book
Impact by Base Interest Rate shocks	$ (194,559)
Impact due to Spreads Shocks	(6,591)
Higher / (Lower) Net revenues	$ (201,150)